License Agreement (Details Narrative) (10-K) - USD ($)		3 Months Ended		9 Months Ended			12 Months Ended
	Jan. 22, 2019	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2019
Revenues	$ 100,000	$ 324,000	$ 393,000	$ 999,000	$ 931,000	$ 225,254	$ 1,268,988
Agreement term	3 years
Distributor License Fees [Member]
Revenues		$ 9,000	$ 9,000	$ 25,000	$ 17,000		$ 31,788